Comparative information 2021 - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	€ (20)	€ 102
Previously Reported [Member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Total			€ 4
Previously Reported [Member] | Non-cash changes [member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness fair value hedges			3
Total			2
Previously Reported [Member] | Cash flow hedges [member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges			38
Previously Reported [Member] | Hedged item [member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge			6
Previously Reported [Member] | Hedged item [member] | Cash flow hedges [member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges			1
Previously Reported [Member] | Hedging instrument [member] | IFRS4 and IAS39 [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedging instruments in a fair value hedge			€ (3)